UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           08/13/02
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  none

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        34
                                               -------------

Form 13F Information Table Value Total:        $381,489
                                               -------------
                                                (thousands)


List of Other Included Managers:  none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE

              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ALLSCRIPTS HEALTHCARE SOLUTI      COM            01988P108    7,049   1,885,000(SH)      (SOLE)                1,885,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC               COM            075811109    9,980     200,000(SH)      (SOLE)                  200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CACI INTL INC                     COM            127190304   14,321     375,000(SH)      (SOLE)                  375,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CAMBREX CORP                      COM            132011107    5,614     140,000(SH)      (SOLE)                  140,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                   COM            141705103   92,400   5,600,000(SH)      (SOLE)                5,600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CELESTICA INC                     SUB VTG SHS    15101Q108    7,948     350,000(SH)      (SOLE)                  350,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL INC          COM            170032809    4,925     275,000(SH)      (SOLE)                  275,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CROWN CORK & SEAL INC             COM            228255105    5,308     775,000(SH)      (SOLE)                  775,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC                    COM            23331A109   13,665     525,000(SH)      (SOLE)                  525,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
DARDEN RESTAURANTS INC            COM            237194105    6,792     275,000(SH)      (SOLE)                  275,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP JUL 22.50 CALL       CALL           28336L9GX    4,122     200,000(SH)(CALL)(SOLE)                  200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
EXULT INC DEL                     COM            302284104    4,712     725,000(SH)      (SOLE)                  725,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
FINISAR                           COM            31787A101   14,220   6,000,000(SH)      (SOLE)                 6,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
HCA INC                           COM            404119109   14,250     300,000(SH)      (SOLE)                   300,000(SOLE)
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HARMONY GOLD MNG LTD              SPONSORED ADR  413216300    5,412     400,000(SH)      (SOLE)                   400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP                  COM            421924101    3,837     300,000(SH)      (SOLE)                  300,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC                    COM            42222G108    6,692     250,000(SH)      (SOLE)                  250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FLAVORS&FRAGRA      COM            459506101    6,498     200,000(SH)      (SOLE)                  200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC                COM            580037109    8,505   1,050,000(SH)      (SOLE)                1,050,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                     COM            58155Q103    4,087     125,000(SH)      (SOLE)                  125,000(SOLE)
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MEMBERWORKS INC                   COM            586002107    6,022     325,000(SH)      (SOLE)                  325,000(SOLE)
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MULTIMEDIA GAMES INC              COM            625453105    8,724     400,000(SH)      (SOLE)                  400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
NUANCE COMMUNICATIONS INC         COM            669967101    4,639   1,110,000(SH)      (SOLE)                1,110,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC DEL              COM            67481E106   13,002     600,000(SH)      (SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYS INC                  COM            683718100    6,591   1,175,000(SH)      (SOLE)                1,175,000(SOLE)
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PEDIATRIX MED GROUP               COM            705324101    8,750     350,000(SH)      (SOLE)                  350,000(SOLE)
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PFIZER INC                        COM            717081103   17,500     500,000(SH)      (SOLE)                  500,000(SOLE)
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PLACER DOME INC                   COM            725906101    2,242     200,000(SH)      (SOLE)                  200,000(SOLE)
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PULTE HOMES INC                   COM            745867101   12,645     220,000(SH)      (SOLE)                  220,000(SOLE)
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TALISMAN ENERGY INC               COM            87425E103    5,643     125,000(SH)      (SOLE)                  125,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                 COM            902124106   36,477   2,700,000(SH)      (SOLE)                2,700,000(SOLE)
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TYCO INTL LTD NEW JUL 17.50       CALL           9021249GT    5,404     400,000(SH)(CALL)(SOLE)                  400,000(SOLE)
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UNION PLANTERS CORP               COM            908068109    7,283     225,000(SH)      (SOLE)                  225,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
WYETH                             COM            983024100   20,480     400,000(SH)      (SOLE)                  400,000(SOLE)
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